SUPPLEMENTAL FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SUPPLEMENTAL FINANCIAL INFORMATION

NOTE 7. SUPPLEMENTAL FINANCIAL INFORMATION

Balance Sheets

Accounts receivable, net

Accounts receivable, net consisted of the following:

	December 31,
	2023	2022

Accounts receivable (1)	$13,270	$18,569
Less: Allowance for doubtful accounts	–	–
Accounts receivable, net	$13,270	$18,569

(1)	Accounts receivable denominated in foreign currencies represent less than 15% of accounts receivable in all periods.

Prepaids and other current assets

	December 31,
	2023	2022

Short term deposits	$50,000	$50,100
Deferred offering costs	100,588	–
Prepaid insurance D & O	34,769	83,478
Prepaid insurance other	17,884	16,475
Prepaid, other	41,635	49,564
Other receivables	154	84
	$245,030	$199,701

Accounts payable

	December 31,
	2023	2022

Accounts payable	$758,821	$457,558
Credit cards payable	1,714	4,644
	$760,535	$462,202

Accrued and other liabilities

	December 31,
	2023	2022

Accrued payroll	$162,887	$–
Accrued bonus	262,580	134,704
Accrued board compensation	62,500	31,250
Accrued committee compensation	30,000	15,000
Accrued audit and legal expenses	89,082	33,919
Investment banking and related fees	139,906	–
Accrued interest	98,685	–
Other accrued expenses	12,082	11,596
	$857,722	$226,469

Statements of Operations

Other expense, net consisted of the following:

	Year Ended December 31,
Income/(Expense)	2023	2022

Bank Interest	$172	$2,511
Taxes	(1,144)	(800)
Foreign Currency Gain (Loss)	145	(1,190)
Other	265	–
	$(562)	$521